VIA EDGAR

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

April 1, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to FAMCO MLP & Energy Infrastructure Fund) (File No. 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (“Registrant”) Amendment No. 147 to Registrant’s Registration Statement on Form N-1A pursuant to the Investment Company Act of 1940, as amended, relating to Registrant’s FAMCO MLP & Energy Infrastructure Fund series (the “Fund”).

The attached Amendment is being filed for the purpose of updating the financial information and other non-material information contained in the prospectus and statement of additional information for the Fund currently in effect.

Please direct any inquiries regarding this filing to me at (213) 680-6477 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures